Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Intermediate Bond Fund - Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 12,082	$ 11,848	$ 11,142	$ 13,434	$ 13,466	$ 11,961	$ 10,948	$ 10,904	$ 10,499	$ 10,030	$ 10,000
Columbia Variable Portfolio – Intermediate Bond Fund - Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 11,775	11,575	10,924	13,193	13,258	11,809	10,831	10,815	10,438	9,995	10,000
Columbia Variable Portfolio – Intermediate Bond Fund - Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 11,930	11,714	11,030	13,316	13,363	11,884	10,891	10,862	10,472	10,017	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	$ 11,291	$ 10,699	$ 12,299	$ 12,492	$ 11,620	$ 10,688	$ 10,687	$ 10,321	$ 10,055	$ 10,000